CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (491,837)	$ (6,625,833)	$ (11,733,549)	$ (20,084,554)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	4,251	4,251	17,004	9,919
(Gain) loss on debt extinguishment	(2,434,661)	2,268,373	2,268,373	5,643,607
Decrease (increase) in fair value of derivative liabilities	2,795	(6,886)	(67,439)	(783,129)
Amortization of discount on notes payable	759,869	882,440	3,242,080	883,125
Accrued interest on patent purchase	52,067	0	258,246	0
Impairment of acquired contracts			0	686,350
Amortization of patents and acquired contracts	405,995	415,834	1,643,110	1,557,108
Net cost of patents sold			215,373	0
Stock-based compensation	130,358	472,274	1,147,374	2,873,396
Issuance of new stock in conjunction with the restricted stock granted			0	225,001
Changes in operating assets and liabilities
Accounts receivable	(6,281)	248,501	227,108	(259,049)
Inventories	0	130,155	302,739	12,207
Prepaid expenses and other current assets	133,931	(33,181)	1,192	(113,282)
Deferred expenses	20,875	(96,305)	(78,292)	0
Deposits and other assets			0	1,406
Accounts payable	(95,287)	663,097	344,965	906,835
Accrued expenses and other current liabilities	172,238	208,014	(288,406)	114,971
Accrued interest on notes payable			0	(6,935)
Deferred revenue	150,000	446,429	896,429	0
Warranty reserve			0	(38,143)
Net cash used in operating activities	(1,195,687)	(1,022,837)	(1,603,693)	(8,371,167)
Cash flows from investing activities
Purchases of property and equipment			0	(52,186)
Issuance of short-term note receivable, related party			0	(3,000,000)
Cash and other assets received in acquisition			0	790,172
Net cash used in investing activities			0	(2,262,014)
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs	2,175,000	0	1,835,000	6,021,144
Proceeds from issuance of notes payable, net of issuance costs	0	1,126,900	0	3,371,834
Proceeds from issuance of notes payable			1,126,900	9,964,868
Proceeds from related party note payable			0	300,000
Payments on short-term notes payable, related party	(25,000)	0	(100,000)	(100,000)
Payments on convertible notes			0	(8,000,000)
Payments on Fortress notes payable	(658,757)	0	(2,147,000)	0
Payments on guaranteed payment liability			0	(1,000,000)
Net cash provided by financing activities	1,491,243	1,126,900	714,900	10,557,846
Net increase (decrease) in cash and cash equivalents	295,556	104,063	(888,793)	(75,335)
Cash and cash equivalents, beginning of period	554,556	1,443,349	1,443,349	1,518,684
Cash and cash equivalents, end of period	850,112	1,547,412	554,556	1,443,349
Supplemental disclosures of cash flow information
Cash paid for interest	218,139	146,042	841,784	516,919
Cash paid for income taxes	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities
Accrued guaranteed payments and deferred expenses associated with purchased patent assets	0	440,783	(16,258,540)	1,749,230
Conversion of portion of short-term note payable, related party, to purchase common stock			100,000	0
Conversion of preferred stock to common stock			2,711	0
Offset of short-term related party notes payable and receivable			0	3,000,000
Transfer of Series A redeemable convertible preferred stock to preferred stock			$ 0	$ 3,392,950
Fair value of common stock warrants	$ 760,461	$ 0